Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 31, 2011
GuideMark(SM) Opportunistic Equity Fund (Second Prospectus Summary) | GuideMark(SM) Opportunistic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GUIDEMARKSM OPPORTUNISTIC EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
GuideMarkSM Opportunistic Equity Fund (the "Fund") seeks capital appreciation over the long-term,

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
with a secondary objective of current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in
Institutional Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund's investments in equity securities may include common stocks and preferred stocks of companies of any size capitalization. Common stock is an equity security that represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets and general market conditions.
Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock is generally subject to decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Two of the Fund's sub-advisors, Marsico Capital Management, LLC ("Marsico") and
Westfield Capital Management Company, L.P. ("Westfield"), utilize all-cap growth investment strategies. The other two sub-advisors, Diamond Hill Capital
Management, Inc. ("Diamond Hill") and Knightsbridge Asset Management, LLC
("Knightsbridge"), utilize all-cap value investment strategies. The Fund's portfolio is constructed by combining the investment styles and strategies of multiple sub-advisors. Each sub-advisor uses its own proprietary research and securities selection processes to manage a concentrated portfolio within its allocated portion of the Fund's assets. The Fund is designed to provide the sub-advisors with significant flexibility to pursue attractive equity investment opportunities across all sectors and capitalization ranges.

While the sub-advisors will primarily invest in U.S. markets, they may opportunistically invest internationally. The Fund may invest up to 35% of its total assets in American Depositary Receipts ("ADRs") and securities of foreign companies in both developed or emerging market countries. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to
(i) "equitize" cash balances by gaining exposure to relevant equity markets; and
(ii) seek to manage portfolio volatility.  The types of derivatives in which the
Fund may invest include futures, forwards, options and swaps.

Each sub-advisor may maintain a significant cash position within its allocated portion of the Fund's portfolio at times when the sub-advisor does not perceive an adequate number of attractive investment opportunities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The following risks could affect the value of your investment:

Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's sub-advisor believes are their full value.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Derivatives Risk: A derivative is a contract with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Liquidity Risk: Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security. This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund's ability to achieve its objectives.

Non-Diversification Risk: The Fund is subject to non-diversification risks because the Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk: The Fund is subject to portfolio turnover risk. Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transactions costs (which could reduce investment returns), and may result in higher taxes when Fund shares are held in a taxable account.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is subject to non-diversification risks because the Fund is a non-diversified investment company, which means that more of its assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year. Performance information will be available once the Fund has at least one calendar year of performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information will be available once the Fund has at least one calendar year of performance.
GuideMark(SM) Opportunistic Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331

[1]	Other Expenses are estimated for the current fiscal year.